12. INCOME TAXES: Schedule of Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Income Tax Rate Reconciliation

	2020	2019	2018
Statutory Federal income tax rate	21.0%	21.0%	21.0%
Tax Reform Act Impact	-	-	-
Tax effect of S corporation status	1.0	6.7	(.4)
Tax exempt income	(5.5)	(6.4)	(5.1)
Miscellaneous	1.1	.8	.1
Effective Tax Rate	17.6%	22.1%	15.6%